Income Tax Matters, Effective Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation between effective income tax provision and statutory income tax provision:
Amount of federal income tax provision based on the statutory rate	$ (14.5)	$ (8.8)	$ (41.5)
(Increase) decrease in federal valuation allowances	0	(0.2)	0.5
Non-deductible compensation expense	(1.1)	(0.6)	(4.7)
Non-deductible expense	(0.4)	(0.3)	(0.5)
State income taxes, net of federal benefit	(0.8)	(4.7)	(1.0)
Foreign income tax benefit	0.6	1.5	0
Other	0	0	(0.9)
Income tax provision	(16.2)	(13.1)	(48.1)
Valuation Allowance [Line Items]
(Decrease) Increase in valuation allowance	(1.3)	2.1	(11.5)
Increase in state and local income tax provision relating to state NOLs	1.2	7.3	1.6
State net operating loss [Member]
Valuation Allowance [Line Items]
(Decrease) Increase in valuation allowance		1.9
Increase in state and local income tax provision relating to state NOLs		$ 2.3